Share-Based Payment - Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected term (years)	10 years	10 years
Dividend yield
Top of range [Member]
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected volatility	87.40%	86.22%
Exercise price (in Dollars per share)	$ 0.07	$ 0
Risk-free interest rate	3.142%	2.886%
Bottom of range [Member]
Schedule of Fair Value of the Options Granted Under the Plan Using the Black- Scholes Option Pricing Model [Line Items]
Expected volatility	101.50%	87.05%
Exercise price (in Dollars per share)	$ 0.3	$ 0.14
Risk-free interest rate	3.609%	3.684%